Income Tax - Schedule of Net Deferred Tax Liabilities (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of net deferred tax liabilities [Abstract]
Net operating loss carryforward	$ 21,990
Startup/ Organizational Expenses	43,197
Unrealized gain on marketable securities	(20,625)
Total deferred tax assets	44,562
Valuation Allowance	(44,562)
Deferred tax assets, net of allowance	0
LCP Edge Intermediate, Inc. [Member]
Schedule of net deferred tax liabilities [Abstract]
State taxes	19,000	$ 93,000
Accrued expenses	1,318,000	283,000
Inventories	2,421,000	2,168,000
Unfavorable Leasehold Interest		107,000
Accounts receivable	499,000	184,000
Section 163(j) Limitation	2,426,000	2,346,000
Net operating loss carryforward	423,000	107,000
Other	54,000
Total deferred tax assets	7,160,000	5,288,000
Goodwill and intangibles	(7,761,000)	(11,323,000)
Prepaid expenses	(166,000)	(303,000)
Property and equipment	(2,541,000)	(1,720,000)
Total deferred tax liabilities	(10,468,000)	(13,346,000)
Valuation Allowance	(409,000)
Net deferred tax liability	(3,717,000)	(8,058,000)
Deferred tax assets, net of allowance	$ 270,000	$ 232,000